INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Components of the Investments in Direct Financing and Sales-Type Leases) (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2015	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	May 31, 2018 containership	Apr. 05, 2018 containership
Assets accounted for as direct financing and sales type leases | vessel		27		13
Number of container vessels | containership					4	15
Purchase of vessels		$ 511,016	$ 0	$ 0
Term of lease or charter	15 years	7 years
Total minimum lease payments to be received		$ 954,546		916,765
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments		(185,484)		(211,508)
Net minimum lease payments receivable		769,062		705,257
Estimated residual values of leased property (un-guaranteed)		219,048		232,424
Less: unearned income		(327,014)		(319,610)
Total investment in direct financing and sales-type leases		661,096		618,071
Current portion		40,085		32,096
Long-term portion		$ 621,011		$ 585,975
MSC [Member]
Assets accounted for as direct financing leases | vessel		2
Assets accounted for as sales-type lease | vessel		1
Purchase of vessels		$ 105,500
Frontline Shipping [Member] | Solship [Member]
Assets accounted for as direct financing and sales type leases | vessel		9